Income taxes (Earnings and income taxes by jurisdiction) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	$ 256,716	$ 487,153
Current income taxes	33,578	33,546
Deferred income taxes (recovery)	51,296	92,791
Income tax expense	84,874	126,337
Canada [member]
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	401,080	562,139
Current income taxes	24,149	26,230
Deferred income taxes (recovery)	39,115	104,885
Foreign [Member]
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	(144,364)	(74,986)
Current income taxes	9,429	7,316
Deferred income taxes (recovery)	12,181	(12,094)
Switzerland [Member]
Disclosure of geographical areas [line items]
Income tax expense	$ 4,005,000	$ 0